Financial Assets Measured at Amortized Cost - Schedule of Expected Credit Losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Credit card [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 6,794,451	R$ 4,085,666
Percentage of Gross Exposure	100.00%	100.00%
Credit Loss Allowance (in Brazil Real)	R$ (372,500)	R$ (308,153)
Percentage of Credit Loss Allowance	100.00%	100.00%
Coverage Ratio (%)	5.48%	7.54%
Credit card [Member] | PD 5% [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 4,021,475	R$ 2,146,060
Percentage of Gross Exposure	59.19%	52.53%
Credit Loss Allowance (in Brazil Real)	R$ (39,358)	R$ (27,839)
Percentage of Credit Loss Allowance	10.57%	9.03%
Coverage Ratio (%)	0.98%	1.30%
Credit card [Member] | PD 5% Stage 1 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 4,021,410	R$ 2,114,679
Percentage of Gross Exposure	59.19%	51.76%
Credit Loss Allowance (in Brazil Real)	R$ (39,357)	R$ (27,081)
Percentage of Credit Loss Allowance	10.57%	8.79%
Coverage Ratio (%)	0.98%	1.28%
Credit card [Member] | PD 5% Stage 2 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 65	R$ 31,381
Percentage of Gross Exposure	0.00%	0.77%
Credit Loss Allowance (in Brazil Real)	R$ (1)	R$ (758)
Percentage of Credit Loss Allowance	0.00%	0.25%
Coverage Ratio (%)	1.54%	2.42%
Credit card [Member] | 5% = PD = 20% [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 1,744,158
Percentage of Gross Exposure	25.67%
Credit Loss Allowance (in Brazil Real)	R$ (58,473)
Percentage of Credit Loss Allowance	15.70%
Coverage Ratio (%)	3.35%
Credit card [Member] | 5% = PD = 20% Stage 1 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 1,720,419
Percentage of Gross Exposure	25.32%
Credit Loss Allowance (in Brazil Real)	R$ (57,372)
Percentage of Credit Loss Allowance	15.40%
Coverage Ratio (%)	3.33%
Credit card [Member] | 5% = PD = 20% Stage 2 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 23,739
Percentage of Gross Exposure	0.35%
Credit Loss Allowance (in Brazil Real)	R$ (1,101)
Percentage of Credit Loss Allowance	0.30%
Coverage Ratio (%)	4.64%
Credit card [Member] | PD > 20% [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 1,028,818	R$ 579,396
Percentage of Gross Exposure	15.14%	14.18%
Credit Loss Allowance (in Brazil Real)	R$ (274,669)	R$ (248,341)
Percentage of Credit Loss Allowance	73.74%	80.59%
Coverage Ratio (%)	26.70%	42.86%
Credit card [Member] | PD > 20% Stage 1 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 435,109	R$ 147,093
Percentage of Gross Exposure	6.40%	3.60%
Credit Loss Allowance (in Brazil Real)	R$ (49,780)	R$ (9,413)
Percentage of Credit Loss Allowance	13.36%	3.05%
Coverage Ratio (%)	11.44%	6.40%
Credit card [Member] | PD > 20% Stage 2 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 489,029	R$ 268,104
Percentage of Gross Exposure	7.20%	6.56%
Credit Loss Allowance (in Brazil Real)	R$ (140,005)	R$ (91,341)
Percentage of Credit Loss Allowance	37.59%	29.64%
Coverage Ratio (%)	28.63%	34.07%
Credit card [Member] | PD > 20% Stage 3 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 104,680	R$ 164,199
Percentage of Gross Exposure	1.54%	4.02%
Credit Loss Allowance (in Brazil Real)	R$ (84,884)	R$ (147,587)
Percentage of Credit Loss Allowance	22.79%	47.89%
Coverage Ratio (%)	81.09%	89.88%
Credit card [Member] | 5% >= PD = 20% [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)		R$ 1,360,210
Percentage of Gross Exposure		33.29%
Credit Loss Allowance (in Brazil Real)		R$ (31,973)
Percentage of Credit Loss Allowance		10.38%
Coverage Ratio (%)		2.35%
Credit card [Member] | 5% >= PD = 20% Stage 1 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)		R$ 1,265,064
Percentage of Gross Exposure		30.96%
Credit Loss Allowance (in Brazil Real)		R$ (27,802)
Percentage of Credit Loss Allowance		9.02%
Coverage Ratio (%)		2.20%
Credit card [Member] | 5% >= PD = 20% Stage 2 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)		R$ 95,146
Percentage of Gross Exposure		2.33%
Credit Loss Allowance (in Brazil Real)		R$ (4,171)
Percentage of Credit Loss Allowance		1.35%
Coverage Ratio (%)		4.38%
Loans to customers [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 16,234,340	R$ 6,485,672
Percentage of Gross Exposure	100.00%	100.00%
Credit Loss Allowance (in Brazil Real)	R$ (2,782,279)	R$ (556,067)
Percentage of Credit Loss Allowance	100.00%	100.00%
Coverage Ratio (%)	17.14%	8.57%
Loans to customers [Member] | PD 5% [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 7,527,849	R$ 5,164,602
Percentage of Gross Exposure	46.37%	79.63%
Credit Loss Allowance (in Brazil Real)	R$ (33,670)	R$ (22,180)
Percentage of Credit Loss Allowance	1.21%	3.99%
Coverage Ratio (%)	0.45%	0.43%
Loans to customers [Member] | PD 5% Stage 1 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 7,519,438	R$ 5,164,529
Percentage of Gross Exposure	46.32%	79.63%
Credit Loss Allowance (in Brazil Real)	R$ (33,495)	R$ (22,178)
Percentage of Credit Loss Allowance	1.20%	3.99%
Coverage Ratio (%)	0.45%	0.43%
Loans to customers [Member] | PD 5% Stage 2 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 8,411	R$ 73
Percentage of Gross Exposure	0.05%	0.00%
Credit Loss Allowance (in Brazil Real)	R$ (175)	R$ (2)
Percentage of Credit Loss Allowance	0.01%	0.00%
Coverage Ratio (%)	2.08%	2.77%
Loans to customers [Member] | 5% = PD = 20% [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 4,008,363
Percentage of Gross Exposure	24.69%
Credit Loss Allowance (in Brazil Real)	R$ (29,736)
Percentage of Credit Loss Allowance	1.07%
Coverage Ratio (%)	0.74%
Loans to customers [Member] | 5% = PD = 20% Stage 1 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 3,928,205
Percentage of Gross Exposure	24.20%
Credit Loss Allowance (in Brazil Real)	R$ (23,108)
Percentage of Credit Loss Allowance	0.83%
Coverage Ratio (%)	0.59%
Loans to customers [Member] | 5% = PD = 20% Stage 2 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 80,158
Percentage of Gross Exposure	0.49%
Credit Loss Allowance (in Brazil Real)	R$ (6,628)
Percentage of Credit Loss Allowance	0.24%
Coverage Ratio (%)	8.27%
Loans to customers [Member] | PD > 20% [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 4,698,128	R$ 937,705
Percentage of Gross Exposure	28.94%	14.46%
Credit Loss Allowance (in Brazil Real)	R$ (2,718,873)	R$ (516,655)
Percentage of Credit Loss Allowance	97.72%	92.91%
Coverage Ratio (%)	57.87%	55.10%
Loans to customers [Member] | PD > 20% Stage 1 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 770,746	R$ 67,066
Percentage of Gross Exposure	4.75%	1.03%
Credit Loss Allowance (in Brazil Real)	R$ (72,720)	R$ (10,029)
Percentage of Credit Loss Allowance	2.61%	1.80%
Coverage Ratio (%)	9.44%	14.95%
Loans to customers [Member] | PD > 20% Stage 2 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 1,166,625	R$ 486,519
Percentage of Gross Exposure	7.19%	7.50%
Credit Loss Allowance (in Brazil Real)	R$ (541,042)	R$ (197,896)
Percentage of Credit Loss Allowance	19.45%	35.59%
Coverage Ratio (%)	46.38%	40.68%
Loans to customers [Member] | PD > 20% Stage 3 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 2,760,757	R$ 384,120
Percentage of Gross Exposure	17.00%	5.92%
Credit Loss Allowance (in Brazil Real)	R$ (2,105,111)	R$ (308,730)
Percentage of Credit Loss Allowance	75.66%	55.52%
Coverage Ratio (%)	76.25%	80.37%
Loans to customers [Member] | 5% >= PD = 20% [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)		R$ 383,365
Percentage of Gross Exposure		5.91%
Credit Loss Allowance (in Brazil Real)		R$ (17,232)
Percentage of Credit Loss Allowance		3.10%
Coverage Ratio (%)		4.49%
Loans to customers [Member] | 5% >= PD = 20% Stage 1 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)		R$ 330,022
Percentage of Gross Exposure		5.09%
Credit Loss Allowance (in Brazil Real)		R$ (11,075)
Percentage of Credit Loss Allowance		1.99%
Coverage Ratio (%)		3.36%
Loans to customers [Member] | 5% >= PD = 20% Stage 2 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)		R$ 53,343
Percentage of Gross Exposure		0.82%
Credit Loss Allowance (in Brazil Real)		R$ (6,157)
Percentage of Credit Loss Allowance		1.11%
Coverage Ratio (%)		11.54%
Prepayment of receivables [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 1,039,452
Percentage of Gross Exposure	100.00%
Credit Loss Allowance (in Brazil Real)	R$ (608)
Percentage of Credit Loss Allowance	100.00%
Coverage Ratio (%)	0.06%
Prepayment of receivables [Member] | PD 5% [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 1,039,220
Percentage of Gross Exposure	99.98%
Credit Loss Allowance (in Brazil Real)	R$ (492)
Percentage of Credit Loss Allowance	80.92%
Coverage Ratio (%)	0.05%
Prepayment of receivables [Member] | PD 5% Stage 1 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 1,029,909
Percentage of Gross Exposure	99.08%
Credit Loss Allowance (in Brazil Real)	R$ (471)
Percentage of Credit Loss Allowance	77.47%
Coverage Ratio (%)	0.05%
Prepayment of receivables [Member] | PD 5% Stage 2 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 9,311
Percentage of Gross Exposure	0.90%
Credit Loss Allowance (in Brazil Real)	R$ (21)
Percentage of Credit Loss Allowance	3.45%
Coverage Ratio (%)	0.23%
Prepayment of receivables [Member] | PD > 20% [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 232
Percentage of Gross Exposure	0.02%
Credit Loss Allowance (in Brazil Real)	R$ (116)
Percentage of Credit Loss Allowance	19.08%
Coverage Ratio (%)	50.00%
Prepayment of receivables [Member] | PD > 20% Stage 3 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 232
Percentage of Gross Exposure	0.02%
Credit Loss Allowance (in Brazil Real)	R$ (116)
Percentage of Credit Loss Allowance	19.08%
Coverage Ratio (%)	50.00%